                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-5600
      ---------------------------------------------------------------------

                 CREDIT SUISSE INVESTMENT GRADE BOND FUND, INC.
      ---------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
      ---------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                 Credit Suisse Investment Grade Bond Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.


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[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2003
(UNAUDITED)


- CREDIT SUISSE
  INVESTMENT GRADE BOND FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

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THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR
REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 22, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, the share classes of Credit Suisse Investment Grade Bond Fund (the "Fund")(1) generated returns as follows: Common shares gained 6.17%, Class A shares(2) gained 5.93%, Class B shares(2) gained 5.64%, and Class C shares(2) gained 5.64%. By contrast, the Lehman Brothers U.S. Aggregate Bond Index(3) gained 4.32%.

   The Fund outperformed the broad fixed income market (as represented by the Fund's benchmark) due to the collective impact of several elements of our strategy. On a big-picture level, market conditions favored our general approach of emphasizing non-Treasury securities at the expense of Treasuries. As long-term investors, furthermore, we maintained our focus on economic conditions and other market fundamentals in the face of heightened concerns about the possible timing and length of a war with Iraq, whose influence we believed would be relatively temporary.

   More specifically:

   - We structured the portfolio's non-Treasury exposure as a "credit barbell" consisting of investment-grade corporate bonds with high market sensitivity on one end, and AAA-rated securitized debt issues with comparatively low market sensitivity on the other end. Corporates were especially additive to performance. Our wide diversification within the universe of issuers worked to our advantage, as did our industry allocations and individual security selection.

   - We generated above-benchmark results in securitized debt. Two aspects of our positioning were especially helpful in this regard. First, we favored mortgage-backed securities ("MBS") and commercial MBS ("CMBS"), both of which generated solidly positive excess returns versus comparable-maturity Treasuries. Second, our MBS security selection concentrated on recently originated issues with good prepayment protection and attractive financing.

   - We held a small allocation of inflation-linked Treasury bonds (known as "TIPS", or Treasury Inflation-Protected Securities), which we felt offered desirable valuations as well as the potential for capital appreciation if perceived or actual inflation should rise. Our analysis proved on target, as nominal inflation moved higher in early 2003 and TIPS prices gained accordingly.

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   The most negative contributions to the Fund's overall return were fairly modest and came from two below-benchmark allocations. These were to government agency issues, which generated positive excess returns; and, within our corporate allocation, to banks and other financial companies, which significantly outperformed the benchmark as a whole.

   We are optimistic about the prospects for non-Treasury fixed income sectors, albeit less so than previously. Although highest-quality securities appear fully valued to us at present, we think non-Treasuries remain generally appealing for their yields and positive sensitivity to economic growth. We expect U.S. economic growth to eventually revive from both the ample monetary and fiscal stimulus currently in place. Corporate bonds are particularly well-positioned to perform well in such an environment, in our opinion.

   Our asset allocation continues to utilize the barbell approach we described earlier, which highlights corporates and securitized debt.

   Although our view on valuations has prompted us to reduce aggregate corporate exposure to benchmark-neutral from above-benchmark, we still see areas of opportunity among lower-quality corporates. Our securitized holdings emphasize asset-backed securities ("ABS") and CMBS, and we continue to use ABS as a less-risky surrogate for highest-quality corporates.

CREDIT SUISSE FIXED INCOME MANAGEMENT TEAM

Jo Ann Corkran       Leland E. Crabbe      Suzanne E. Moran      David N. Fisher

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

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                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                        SINCE     INCEPTION
                        1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
                        ------   -------   --------   ---------   ---------
Common Class             7.60%    5.98%      5.85%      7.33%      08/22/88
Class A Without
  Sales Charge           7.22%      --         --       5.13%      12/24/01
Class A With Maximum
  Sales Charge           2.14%      --         --       1.17%      12/24/01
Class B Without CDSC     6.53%      --         --       4.44%      12/24/01
Class B With CDSC        2.53%      --         --       2.10%      12/24/01
Class C Without CDSC     6.46%      --         --       4.47%      12/24/01
Class C With CDSC        5.46%      --         --       4.47%      12/24/01

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                                        SINCE     INCEPTION
                        1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
                        ------   -------   --------   ---------   ---------
Common Class             8.08%    6.14%      5.87%      7.36%      08/22/88
Class A Without
  Sales Charge           7.81%      --         --       5.59%      12/24/01
Class A With Maximum
  Sales Charge           2.70%      --         --       1.86%      12/24/01
Class B Without CDSC     7.12%      --         --       4.90%      12/24/01
Class B With CDSC        3.12%      --         --       2.71%      12/24/01
Class C Without CDSC     7.04%      --         --       4.92%      12/24/01
Class C With CDSC        6.04%      --         --       4.92%      12/24/01

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was 0.90%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingenet deferred sales charge of 4%), was 1.64%. Total return for Class C shares for the reporting period, based on

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     redemption value (including maximum deferred sales charge of 1%), was
     4.64%.
(3) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, the Standard & Poor's Division of the McGraw-Hill Companies, Inc., or Fitch IBCA, Inc. Investors cannot invest directly in an index.

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CREDIT SUISSE INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

    PAR                                                          RATINGS+
   (000)                                                       (S&P/MOODY'S)       MATURITY      RATE%        VALUE
   -----                                                       -------------       --------      -----        -----
CORPORATE BONDS (24.3%)
AEROSPACE & DEFENSE (0.7%)
 $     155  Lockheed Martin Corp., Bonds                       (BBB , Baa2)        12/01/29      8.500     $   208,594
        45  Raytheon Co., Notes                                (BBB- , Baa3)       08/15/07      6.750          50,105
                                                                                                           -----------
                                                                                                               258,699
                                                                                                           -----------
AGRICULTURE (0.2%)
        75  Cargill Inc., Rule 144a, Bonds++                     (A+ , A1)         05/01/06      6.250          83,101
                                                                                                           -----------
DIVERSIFIED FINANCIALS (5.1%)
       180  Bear Stearns Co., Inc., Global Notes                 (A , A2)          03/30/06      3.000         183,317
       245  Countrywide Funding Corporation
             Medium Term Note, Global Notes                      (A , A3)          12/19/07      4.250         254,001
        45  ERAC USA Finance Co., Series 144A,
             Notes++                                           (BBB+ , Baa1)       05/15/06      6.625          48,679
       115  FMR Corp., Rule 144A, Bonds++                       (AA , Aa3)         03/01/13      4.750         116,096
        95  Ford Motor Credit Co., Global Bonds                 (BBB , A3)         02/01/11      7.375          96,447
       225  Ford Motor Credit Co., Global Notes                 (BBB , A3)         02/01/06      6.875         232,907
       230  General Electric Capital Corp.,
             Series MTNA, Global Notes                          (AAA , Aaa)        06/15/12      6.000         254,249
       120  General Motors Acceptance Corp., Global Bonds       (BBB , A2)         11/01/31      8.000         125,343
        95  Goldman Sachs Group, Inc., Global Notes**           (A+ , Aa3)         01/15/08      4.125          98,150
       140  Household Finance Corp., Global Notes                (A , A2)          01/30/07      5.750         152,257
       115  Verizon Global Funding Corp., Global Notes           (A+ , A2)         06/15/12      6.875         132,180
       235  Verizon Global Funding Corp., Global Notes           (A+ , A2)         12/01/30      7.750         291,286
                                                                                                           -----------
                                                                                                             1,984,912
                                                                                                           -----------
ELECTRIC (5.3%)
       130  American Electric Power, Inc., Global
             Senior Notes                                      (BBB , Baa3)        05/15/06      6.125         140,517
       150  Cilcorp, Inc., Bonds                               (BBB+ , Baa2)       10/15/29      9.375         202,251
       140  Cincinnati Gas & Electric Co., Notes               (BBB , Baa1)        09/15/12      5.700         149,592
       150  Consolidated Edison Company New York, Notes          (A+ , A1)         02/01/13      4.875         153,797
        50  Constellation Energy Group Inc., Notes             (BBB+ , Baa1)       04/01/07      6.350          55,365
        75  Constellation Energy Group Inc., Notes             (BBB+ , Baa1)       04/01/12      7.000          86,340
       205  Dominion Resources, Inc.                           (BBB+ , Baa1)       06/15/10      8.125         248,004
        55  Dominion Resources, Inc., Series B, Senior Notes   (BBB+ , Baa1)       07/15/05      7.625          61,130
       105  Energy East Corp., Notes                           (BBB , Baa2)        06/15/12      6.750         116,805
       125  FPL Group Capital, Inc., Company Guaranteed          (A- , A2)         09/15/06      7.625         142,422
        85  FPL Group Capital, Inc., Notes                       (A- , A2)         04/11/06      3.250          86,033
       105  Oncor Electric Delivery Co., Global Notes          (BBB , Baa1)        05/01/32      7.000         119,425
        80  Progress Energy, Inc., Senior Notes                (BBB , Baa2)        03/01/06      6.750          88,312
        80  Progress Energy, Inc., Senior Notes                (BBB , Baa2)        03/01/31      7.750          97,961
        70  PSEG Power                                         (BBB , Baa1)        06/01/12      6.950          80,031
        60  PSEG Power LLC., Global Company Guaranteed         (BBB , Baa1)        04/15/31      8.625          79,223
       125  Public Service Company of Colorado,
             Global Collateral Trust**                         (BBB+ , Baa1)       10/01/12      7.875         153,447
                                                                                                           -----------
                                                                                                             2,060,655
                                                                                                           -----------

                      See Accompanying Notes to Financial Statements.

    PAR                                                          RATINGS+
   (000)                                                       (S&P/MOODY'S)       MATURITY      RATE%        VALUE
   -----                                                       -------------       --------      -----        -----
CORPORATE BONDS (CONTINUED)
ENVIRONMENTAL CONTROL (0.6%)
 $      95  Waste Management, Inc.,
             Global Company Guaranteed                         (BBB , Baa3)        05/15/32      7.750     $   116,127
        20  Waste Management, Inc., Notes                      (BBB , Baa3)        04/30/04      8.000          21,105
        80  Waste Management, Inc., Senior Notes               (BBB , Baa3)        08/01/10      7.375          93,408
                                                                                                           -----------
                                                                                                               230,640
                                                                                                           -----------
FOOD (1.7%)
       105  ConAgra Foods, Inc., Notes                         (BBB+ , Baa1)       09/15/11      6.750         119,461
       100  ConAgra Foods, Inc., Notes                         (BBB+ , Baa1)       09/15/30      8.250         129,966
       145  General Mills, Inc., Global Notes                  (BBB+ , Baa2)       02/15/12      6.000         159,348
       140  Kellogg Co., Global Notes                          (BBB , Baa2)        04/01/11      6.600         160,334
        80  Kraft Foods, Inc., Global Notes                     (BBB+ , A3)        06/01/12      6.250          87,310
                                                                                                           -----------
                                                                                                               656,419
                                                                                                           -----------
HEALTHCARE PRODUCTS (0.4%)
       140  Baxter International, Inc., Notes                    (A , A3)          05/01/07      5.250         149,881
                                                                                                           -----------
HEALTHCARE SERVICES (0.2%)
        85  HCA, Inc., Notes                                   (BBB- , Ba1)        07/01/07      7.000          91,813
                                                                                                           -----------
INSURANCE (0.4%)
       155  Metlife, Inc.                                        (A , A2)          05/15/05      3.911         160,718
                                                                                                           -----------
MEDIA (1.2%)
        55  AOL Time Warner, Inc., Global Bonds                (BBB+ , Baa1)       04/15/31      7.625          60,877
        80  News America Holdings, Inc.,
             Company Guaranteed                                (BBB- , Baa3)       02/01/13      9.250         102,352
       115  News America Holdings, Inc., Debentures            (BBB- , Baa3)       08/10/18      8.250         142,162
       100  Viacom, Inc., Global Company Guaranteed              (A- , A3)         08/15/12      5.625         107,825
        45  Walt Disney Co., Global Notes                      (BBB+ , Baa1)       03/01/12      6.375          49,267
                                                                                                           -----------
                                                                                                               462,483
                                                                                                           -----------
MISCELLANEOUS MANUFACTURING (0.3%)
        90  Norsk Hydro A/S, Yankee Debentures                   (A , A2)          06/15/23      7.750         110,692
                                                                                                           -----------
OIL & GAS (1.8%)
        30  Burlington Resources Finance Co.,
             Yankee Company Guaranteed                         (BBB+ , Baa1)       03/01/07      5.700          32,661
        95  Burlington Resources Finance Co.,
             Yankee Company Guaranteed                         (BBB+ , Baa1)       12/01/31      7.400         116,008
       135  Conoco Funding Co.,
             Global Company Guaranteed                           (A- , A3)         10/15/31      7.250         164,172
        20  Conoco, Inc., Senior Global Notes                    (A- , A3)         04/15/09      6.350          22,948
        85  Devon Energy Corp., Debentures                     (BBB , Baa2)        04/15/32      7.950         106,727
       120  Enterprise Products Partners LP,
             Company Guaranteed                                (BBB , Baa2)        02/01/11      7.500         138,796
        85  Pemex Project Funding Master Trust,
             Global Company Guaranteed                         (BBB- , Baa1)       02/15/08      8.500          98,813
                                                                                                           -----------
                                                                                                               680,125
                                                                                                           -----------

                 See Accompanying Notes to Financial Statements.

    PAR                                                          RATINGS+
   (000)                                                       (S&P/MOODY'S)       MATURITY      RATE%        VALUE
   -----                                                       -------------       --------      -----        -----
CORPORATE BONDS (CONCLUDED)
PHARMACEUTICALS (0.8%)
 $     290  Wyeth, Notes                                         (A , A3)          03/15/13      5.250     $   303,950
                                                                                                           -----------
PIPELINES (0.1%)
        45  Equitable Resources, Inc., Global Bonds              (A , A2)          11/15/12      5.150          47,189
                                                                                                           -----------
REAL ESTATE (0.6%)
       210  EOP Operating LP, Notes                            (BBB+ , Baa1)       06/15/04      6.500         220,224
                                                                                                           -----------
RETAIL (1.1%)
        95  Sears Roebuck Acceptance Corp.,
             Global Notes**                                    (BBB+ , Baa1)       02/01/11      7.000         102,348
       135  Sears Roebuck Acceptance Corp.,
              Global Notes                                     (BBB+ , Baa1)       08/15/11      6.750         143,081
       165  Target Corp., Notes                                  (A+ , A2)         08/15/10      7.500         197,921
                                                                                                           -----------
                                                                                                               443,350
                                                                                                           -----------
SAVINGS & LOANS (0.5%)
       160  Washington Mutual, Inc., Global Senior Notes        (BBB+ , A3)        01/15/07      5.625         174,812
                                                                                                           -----------
TELECOMMUNICATIONS (3.3%)
       170  AT&T Broadband Corp., Global Notes,
             Company Guaranteed                                (BBB , Baa3)        03/15/13      8.375         207,850
       210  AT&T Corp., Global Senior Notes#                   (BBB+ , Baa2)       11/15/31      8.500         234,618
        65  AT&T Wireless Services, Inc.,
             Global Senior Notes#                              (BBB , Baa2)        03/01/31      8.750          81,231
       145  AT&T Wireless Services, Inc., Senior Notes         (BBB , Baa2)        03/01/11      7.875         167,354
        50  Citizens Communications Co.,
             Global Senior Notes                               (BBB , Baa2)        08/15/31      9.000          66,899
        50  Citizens Communications Co., Notes                 (BBB , Baa2)        05/15/06      8.500          57,973
        70  Deutsche Telekom International Finance,
             Global Company Guaranteed                         (BBB+ , Baa3)       06/15/05      8.250          77,809
       350  Verizon Wireless, Inc., Global Notes                 (A+ , A3)         12/15/06      5.375         377,539
                                                                                                           -----------
                                                                                                             1,271,273
                                                                                                           -----------
TOTAL CORPORATE BONDS (Cost $8,723,999)                                                                      9,390,936
                                                                                                           -----------
ASSET BACKED SECURITIES (7.4%)
       125  Chase Funding Mortgage Loan,
             Series 2002-2, Class 1A4                           (AAA , Aaa)        08/25/28      4.877         126,113
       210  Citibank Credit Card Issuance Trust,
             Series 2002-a1, Class A1                           (AAA , Aaa)        02/09/09      4.950         226,240
       185  CNH Equipment Trust, Series 2002-A,
             Class A3#                                          (AAA , Aaa)        07/17/06      1.560         184,913
       328  Cwabs, Inc.#                                        (AAA , Aaa)        05/15/28      1.550         327,282
       105  DaimlerChrysler Master Owner Trust,
             Series 2002-A, Class A#                            (AAA , Aaa)        05/15/07      1.370         105,049
       370  First USA Credit Card Master Trust,
             Series 2001-4 Class A#                             (AAA , Aaa)        01/12/09      1.450         370,983
       400  Ford Credit Auto Owner Trust, Series 2003-A,
             Class A4B#                                         (AAA , Aaa)        06/15/07      1.400         400,375

                 See Accompanying Notes to Financial Statements.

    PAR                                                          RATINGS+
   (000)                                                       (S&P/MOODY'S)       MATURITY      RATE%        VALUE
   -----                                                       -------------       --------      -----        -----
ASSET BACKED SECURITIES (CONCLUDED)
 $     130  Ford Credit Floorplan Master Owner Trust,
             Series 2001-1, Class A#                            (AAA , Aaa)        07/17/06      1.400     $   130,081
       247  GE Capital Mortgage Services, Inc.                  (AAA , Aaa)        06/25/28      6.465         255,404
       395  MBNA Master Credit Card Trust,
             Series 1996-G Class A#                             (AAA , Aaa)        12/15/08      1.490         396,630
       160  MMCA Automobile Trust,
             Series 2002-2, Class A3                            (AAA , Aaa)        07/17/06      3.670         161,050
       140  Mortgage Lenders Network,
             Series 1998-2, Class A1                            (AAA , Aaa)        07/25/29      6.605         148,148
                                                                                                           -----------
TOTAL ASSET BACKED SECURITIES (Cost $2,829,059)                                                              2,832,268
                                                                                                           -----------
MORTGAGE-BACKED SECURITIES (48.8%)
       630  Bear Stearns Commercial Mortgage
             Securities, Inc., Series 2002-TOP6, Class A2       (AAA , Aaa)        10/15/36      6.460         717,868
     1,215  Fannie Mae TBA                                      (AAA , Aaa)        12/31/32      5.500       1,248,413
        90  Fannie Mae, Global Bonds**                          (AAA , Aaa)        01/15/08      3.250          91,273
     1,465  Fannie Mae, Global Notes**                          (AAA , Aaa)        03/15/05      3.875       1,529,598
         5  Fannie Mae, Global Notes                            (AAA , Aaa)        03/15/12      6.125           5,757
       261  Fannie Mae, Pool #254658                            (AAA , Aaa)        02/01/33      7.000         279,054
       125  Fannie Mae, Pool #254702                            (AAA , Aaa)        03/01/33      7.000         132,754
       280  Fannie Mae, Pool #498569                            (AAA , Aaa)        05/01/29      7.500         299,953
       188  Fannie Mae, Pool #499251                            (AAA , Aaa)        07/01/29      7.000         198,743
       204  Fannie Mae, Pool #501931                            (AAA , Aaa)        02/01/30      7.000         215,604
        19  Fannie Mae, Pool #503857                            (AAA , Aaa)        07/01/29      7.500          20,843
        11  Fannie Mae, Pool #504669                            (AAA , Aaa)        10/01/29      7.500          11,922
         5  Fannie Mae, Pool #517826                            (AAA , Aaa)        02/01/30      7.000           5,776
         6  Fannie Mae, Pool #521146                            (AAA , Aaa)        12/01/29      7.000           6,342
         7  Fannie Mae, Pool #524164                            (AAA , Aaa)        11/01/29      7.000           7,229
        98  Fannie Mae, Pool #524946                            (AAA , Aaa)        03/01/30      8.000         106,286
        37  Fannie Mae, Pool #529122                            (AAA , Aaa)        02/01/30      6.500          38,320
        40  Fannie Mae, Pool #530172                            (AAA , Aaa)        03/01/30      7.500          42,561
        44  Fannie Mae, Pool #532011                            (AAA , Aaa)        03/01/30      7.500          47,148
        41  Fannie Mae, Pool #533091                            (AAA , Aaa)        03/01/30      7.500          43,618
        11  Fannie Mae, Pool #533421                            (AAA , Aaa)        03/01/30      8.000          11,648
       143  Fannie Mae, Pool #533440                            (AAA , Aaa)        01/01/30      8.000         154,568
        56  Fannie Mae, Pool #533714                            (AAA , Aaa)        03/01/30      8.000          60,808
       268  Fannie Mae, Pool #650077                            (AAA , Aaa)        07/01/32      7.500         286,307
       164  Fannie Mae, Pool #652310                            (AAA , Aaa)        09/01/32      6.500         171,238
       770  Fannie Mae, Pool #662830                            (AAA , Aaa)        10/01/32      7.500         826,551
        98  Fannie Mae, Pool #678886                            (AAA , Aaa)        01/01/33      7.000         103,527
       140  Fannie Mae, Pool #685447                            (AAA , Aaa)        02/01/33      7.000         148,097
       331  Fannie Mae, Pool #702129                            (AAA , Aaa)        03/01/33      6.500         346,065
       483  Fannie Mae, Pool #702130                            (AAA , Aaa)        03/01/33      7.000         510,937
       745  Fannie Mae TBA                                      (AAA , Aaa)        12/01/32      5.500         774,800
       740  Fannie Mae TBA                                      (AAA , Aaa)        12/01/32      6.000         775,612
       345  Fannie Mae TBA                                      (AAA , Aaa)        12/31/32      5.000         355,566

                 See Accompanying Notes to Financial Statements.

    PAR                                                          RATINGS+
   (000)                                                       (S&P/MOODY'S)       MATURITY      RATE%        VALUE
   -----                                                       -------------       --------      -----        -----
MORTGAGE-BACKED SECURITIES (CONCLUDED)
 $   2,320  Fannie Mae TBA                                      (AAA , Aaa)        12/31/32      6.000     $ 2,414,976
       365  Fannie Mae TBA                                      (AAA , Aaa)        12/31/32      6.500         386,786
     1,015  Fannie Mae TBA                                      (AAA , Aaa)        12/31/32      6.500       1,060,675
       358  Fannie Mae, Pool #665382                            (AAA , Aaa)        10/01/32      8.000         386,247
       342  Fannie Mae, Pool #674585                            (AAA , Aaa)        12/01/32      6.500         358,207
       635  Federal Home Loan Mortgage Corporation++++          (AAA , Aaa)        01/15/05      1.875         638,708
     1,075  Federal Home Loan Mortgage Corporation**            (AAA , Aaa)        01/15/13      4.500       1,100,252
        84  Federal Home Loan Mortgage Corporation              (AAA , Aaa)        08/01/17      6.500          88,285
     1,160  FHLMC TBA                                           (AAA , Aaa)        12/31/32      5.000       1,195,888
       375  GNMA TBA                                            (AAA , Aaa)        12/31/32      6.000         392,022
       740  GNMA TBA                                            (AAA , Aaa)        12/31/32      6.500         777,694
       370  GNMA TBA                                            (AAA , Aaa)        12/31/32      7.000         392,431
        85  LB-UBS Commercial Mortgage Trust,
             Series 2002-C2, Class A4                           (AAA , Aaa)        06/15/31      5.594          92,021
                                                                                                           -----------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $18,551,242)                                                         18,858,978
                                                                                                           -----------
FOREIGN BONDS (1.1%)
SOVEREIGN (1.1%)
        85  Malaysia, Global Bonds                             (BBB+ , Baa1)       07/15/11      7.500          99,917
       315  United Mexican States, Global Notes                (BBB- , Baa2)       01/16/13      6.375         329,805
                                                                                                           -----------
TOTAL FOREIGN BONDS (Cost $406,177)                                                                            429,722
                                                                                                           -----------
UNITED STATES TREASURY OBLIGATIONS (17.9%)
UNITED STATES TREASURY OBLIGATIONS (17.9%)
     1,415  United States Treasury Bonds**                      (AAA , Aaa)        02/15/31      5.375       1,544,451
       400  United States Treasury Notes^^                      (AAA , Aaa)        07/31/04      2.250         405,234
       890  United States Treasury Notes**^^                    (AAA , Aaa)        12/31/04      1.750         895,563
     1,250  United States Treasury Notes**^^                    (AAA , Aaa)        03/31/05      1.625       1,254,103
     1,790  United States Treasury Notes**^^                    (AAA , Aaa)        02/15/08      3.000       1,809,021
     1,010  United States Treasury Notes**^^                    (AAA , Aaa)        02/15/13      3.875       1,011,657
                                                                                                           -----------
                                                                                                             6,920,029
                                                                                                           -----------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $6,797,634)                                                   6,920,029
                                                                                                           -----------

                 See Accompanying Notes to Financial Statements.

    NUMBER OF
     SHARES                                                                        MATURITY      RATE%        VALUE
    ---------                                                                      --------      -----        -----
PREFERRED STOCK (0.2%)
TELECOMMUNICATION SERVICES (0.2%)
        65  Centaur Funding Corp.++ (Cost $65,923)                                                        $      75,989
                                                                                                          -------------
SHORT-TERM INVESTMENTS (49.1%)
 9,495,346  AIM Institutional Fund - Liquid Asset Portfolio****
             (Cost $9,495,346)                                                                                9,495,346

    PAR
   (000)
   -----
 $   7,000  Federal Home Loan Bank
             Discount Notes^^                                                      05/01/03      1.250        7,000,000
     2,412  State Street Bank and Trust Co. Euro
             Time Deposit^^                                                        05/01/03      1.188        2,412,000
        50  United States Treasury Bills                                           05/15/03      1.150           49,979
                                                                                                          -------------
                                                                                                              9,461,979
                                                                                                          -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $18,957,325)                                                              18,957,325
                                                                                                          -------------
TOTAL INVESTMENTS AT VALUE (148.8%) (Cost $56,331,359)                                                       57,465,247
LIABILITIES IN EXCESS OF OTHER ASSETS (-48.8%)                                                              (18,841,661)
                                                                                                          -------------
NET ASSETS (100.0%)                                                                                       $  38,623,586
                                                                                                          =============

                            INVESTMENT ABBREVIATIONS
                              TBA = To Be Announced

+ Credit ratings given by The Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to a value of $247,876 or 0.64% of net assets.

**    Security or portion thereof is out on loan.

**** Represents security purchased with cash collateral received for securities on loan.

++++  Collateral segregated for futures contracts.

^^ Security or portion thereof is segregated for collateral of TBA securities.

# Variable rate obligations.--The interest rate shown is the rate as of April 30, 2003.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

ASSETS
    Investments at value including collateral for securities on loan
      of $9,495,346 (cost $56,331,359) (Note 1)                                         $  57,465,247(1)
    Cash                                                                                          114
    Foreign currency (cost $28)                                                                    31
    Receivable for investments sold                                                         1,263,023
    Interest receivable                                                                       266,930
    Unrealized appreciation on forward currency contracts                                      19,726
    Receivable from investment adviser (Note 2)                                                17,348
    Receivable for fund shares sold                                                             2,025
    Prepaid expenses and other assets                                                           6,138
                                                                                        -------------
      Total Assets                                                                         59,040,582
                                                                                        -------------
LIABILITIES
    Administrative services fee payable (Note 2)                                                7,065
    Distribution fee payable (Note 2)                                                           3,311
    Payable for investments purchased                                                      10,728,123
    Payable upon return of securities loaned                                                9,495,346
    Payable for fund shares redeemed                                                           80,548
    Dividend payable                                                                            7,736
    Variation margin payable                                                                    2,375
    Directors' fee payable                                                                        709
    Other accrued expenses payable                                                             91,783
                                                                                        -------------
      Total Liabilities                                                                    20,416,996
                                                                                        -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                    3,697
    Paid-in capital (Note 5)                                                               37,597,530
    Undistributed net investment income                                                         4,128
    Accumulated net realized loss on investments and foreign currency transactions           (131,721)
    Net unrealized appreciation from investments, futures
      transactions and foreign currency translations                                        1,149,952
                                                                                        -------------
      Net Assets                                                                        $  38,623,586
                                                                                        =============
COMMON SHARES
    Net assets                                                                          $  34,062,884
    Shares outstanding                                                                      3,260,947
                                                                                        -------------
    Net asset value, offering price, and redemption price per share                     $       10.45
                                                                                        =============
A SHARES
    Net assets                                                                          $     445,794
    Shares outstanding                                                                         42,685
                                                                                        -------------
    Net asset value and redemption price per share                                      $       10.44
                                                                                        =============
    Maximum offering price per share (net asset value/(1-4.75%))                        $       10.96
                                                                                        =============
B SHARES
    Net assets                                                                          $   2,695,908
    Shares outstanding                                                                        258,067
                                                                                        -------------
    Net asset value and offering price per share                                        $       10.45
                                                                                        =============
C SHARES
    Net assets                                                                          $   1,419,000
    Shares outstanding                                                                        135,695
                                                                                        -------------
    Net asset value and offering price per share                                        $       10.46
                                                                                        =============

(1) Including $ 9,285,583 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME (NOTE 1)
    Interest                                                                            $     704,806
    Dividends                                                                                   1,476
    Securities lending                                                                          6,170
                                                                                        -------------
      Total investment income                                                                 712,452
                                                                                        -------------
EXPENSES
    Investment advisory fees (Note 2)                                                          94,465
    Administrative services fees (Note 2)                                                      42,655
    Distribution fees (Note 2)                                                                 13,709
    Registration fees                                                                          70,632
    Legal fees                                                                                 31,494
    Transfer agent fees (Note 2)                                                               30,321
    Printing fees (Note 2)                                                                     29,593
    Custodian fees                                                                             16,344
    Audit fees                                                                                 10,027
    Directors' fees                                                                             7,119
    Insurance expense                                                                           4,154
    Interest expense                                                                              729
    Miscellaneous expense                                                                       1,315
                                                                                        -------------
      Total expenses                                                                          352,557
    Less: fees waived and expenses reimbursed (Note 2)                                       (225,492)
                                                                                        -------------
      Net expenses                                                                            127,065
                                                                                        -------------
        Net investment income                                                                 585,387
                                                                                        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain from investments                                                        408,732
    Net change in unrealized appreciation (depreciation) from investments                   1,220,143
    Net change in unrealized appreciation (depreciation) from futures transactions             (3,665)
    Net change in unrealized appreciation (depreciation) from foreign
      currency translations                                                                    19,729
                                                                                        -------------
    Net realized and unrealized gain from investments, futures transactions,
      and foreign currency related items                                                    1,644,939
                                                                                        -------------
    Net increase in net assets resulting from operations                                $   2,230,326
                                                                                        =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    FOR THE SIX MONTHS
                                                                                           ENDED            FOR THE YEAR
                                                                                      APRIL 30, 2003           ENDED
                                                                                        (UNAUDITED)       OCTOBER 31, 2002
                                                                                    ------------------    ----------------
FROM OPERATIONS
  Net investment income                                                                $     585,387       $   2,194,490
  Net realized gain on investments and foreign
    currency transactions                                                                    408,732             535,009
  Net change in unrealized appreciation (depreciation) from
    investments, futures transactions and foreign currency translations                    1,236,207          (3,136,932)
                                                                                       -------------       -------------
    Net increase (decrease) in net assets resulting from operations                        2,230,326            (407,433)
                                                                                       -------------       -------------

FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                                                     (629,033)         (2,106,728)
    Class A shares                                                                            (5,720)             (3,997)
    Class B shares                                                                           (21,460)             (9,441)
    Class C shares                                                                           (11,084)             (1,675)
                                                                                       -------------       -------------
    Net decrease in net assets resulting from dividends                                     (667,297)         (2,121,841)
                                                                                       -------------       -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Proceeds from sale of shares                                                             9,621,049          37,343,848
  Reinvestment of dividends                                                                  606,785           1,919,661
  Net asset value of shares redeemed                                                      (9,818,701)        (54,068,360)
                                                                                       -------------       -------------
    Net increase (decrease) in net assets from capital share transactions                    409,133         (14,804,851)
                                                                                       -------------       -------------
  Net increase (decrease) in net assets                                                    1,972,162         (17,334,125)

NET ASSETS
  Beginning of period                                                                     36,651,424          53,985,549
                                                                                       -------------       -------------
  End of period                                                                        $  38,623,586       $  36,651,424
                                                                                       =============       =============
UNDISTRIBUTED NET INVESTMENT INCOME                                                    $       4,128       $      86,038
                                                                                       =============       =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX
                                                    MONTHS ENDED                     FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2003     ------------------------------------------------------------
                                                     (UNAUDITED)      2002(1)        2001         2000         1999         1998
                                                   --------------     --------     --------     --------     --------     --------
PER SHARE DATA
  Net asset value, beginning of period                $  10.02        $  10.54     $   9.80     $   9.77     $  10.37     $  10.05
                                                      --------        --------     --------     --------     --------     --------

INVESTMENT OPERATIONS
  Net investment income                                   0.16            0.47         0.53         0.56         0.53         0.56
  Net gain (loss) on investments,
    futures transactions and foreign
    currency related items
    (both realized and unrealized)                        0.45           (0.53)        0.74         0.03        (0.54)        0.32
                                                      --------        --------     --------     --------     --------     --------
       Total from investment operations                   0.61           (0.06)        1.27         0.59        (0.01)        0.88
                                                      --------        --------     --------     --------     --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.18)          (0.46)       (0.53)       (0.56)       (0.53)       (0.56)
  Distributions from net realized gains                     --              --           --           --        (0.04)          --
  Distributions in excess of net realized gains             --              --           --           --        (0.02)          --
                                                      --------        --------     --------     --------     --------     --------
       Total dividends and distributions                 (0.18)          (0.46)       (0.53)       (0.56)       (0.59)       (0.56)
                                                      --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                        $  10.45        $  10.02     $  10.54     $   9.80     $   9.77     $  10.37
                                                      ========        ========     ========     ========     ========     ========
       Total return(2)                                    6.17%          (0.55)%      13.25%        6.27%       (0.05)%       9.35%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $ 34,063        $ 35,031     $ 53,986     $ 47,974     $ 56,625     $ 78,200
    Ratio of expenses to average net assets(3)            0.60%(4)        0.60%        0.60%        0.62%        0.61%        0.60%
    Ratio of net investment income to average
      net assets                                          3.17%(4)        4.67%        5.18%        5.77%        5.27%        5.54%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                1.19%(4)        0.70%        0.42%        0.31%        0.28%        0.34%
  Portfolio turnover rate                                  299%            171%          41%          84%          91%         134%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change was less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class Shares' net operating expense ratio after reflecting these arrangements was .60% for the year ended October 31, 2001, 2000, 1999, and 1998, respectively. For the six months ended April 30, 2003 and the year ended October 31, 2002, there were no transfer agent credits.
(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                           FOR THE SIX MONTHS
                                                                                 ENDED               FOR THE PERIOD
                                                                             APRIL 30, 2003               ENDED
                                                                               (UNAUDITED)       OCTOBER 31, 2002(1),(2)
                                                                           ------------------    -----------------------
PER SHARE DATA
  Net asset value, beginning of period                                          $  10.02                 $  10.22
                                                                                --------                 --------

INVESTMENT OPERATIONS
  Net investment income                                                             0.15                     0.37
  Net gain (loss) on investments, futures transactions
    and foreign currency related items (both realized and unrealized)               0.44                    (0.21)
                                                                                --------                 --------
      Total from investment operations                                              0.59                     0.16
                                                                                --------                 --------

LESS DIVIDENDS
  Dividends from net investment income                                             (0.17)                   (0.36)
                                                                                --------                 --------
NET ASSET VALUE, END OF PERIOD                                                  $  10.44                 $  10.02
                                                                                ========                 ========
      Total return(3)                                                               5.93%                    1.60%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                      $    446                 $    256
    Ratio of expenses to average net assets(4)                                      0.85%                    0.85%
    Ratio of net investment income to average net assets(4)                         2.89%                    4.30%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(4)                                       1.19%                    0.93%
  Portfolio turnover rate                                                            299%                     171%

(1) For the period December 24, 2001 (inception date) through October 31, 2002.

(2) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change was less than $0.01 per share for the period ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                           FOR THE SIX MONTHS
                                                                                  ENDED               FOR THE PERIOD
                                                                             APRIL 30, 2003               ENDED
                                                                               (UNAUDITED)       OCTOBER 31, 2002(1),(2)
                                                                           ------------------    -----------------------
PER SHARE DATA
  Net asset value, beginning of period                                         $   10.02                 $  10.22
                                                                               ---------                 --------

INVESTMENT OPERATIONS
  Net investment income                                                             0.13                     0.30
  Net gain (loss) on investments, futures transactions
    and foreign currency related items (both realized and unrealized)               0.45                    (0.20)
                                                                               ---------                 --------
      Total from investment operations                                              0.56                     0.10
                                                                               ---------                 --------

LESS DIVIDENDS
  Dividends from net investment income                                             (0.13)                   (0.30)
                                                                               ---------                 --------
NET ASSET VALUE, END OF PERIOD                                                 $   10.45                 $  10.02
                                                                               =========                 ========
      Total return(3)                                                               5.64%                    0.97%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                     $   2,696                 $  1,143
    Ratio of expenses to average net assets(4)                                      1.60%                    1.60%
    Ratio of net investment income to average net assets(4)                         2.12%                    3.38%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(4)                                       1.18%                    1.11%
  Portfolio turnover rate                                                            299%                     171%

(1) For the period December 24, 2001 (inception date) through October 31, 2002.

(2) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change was less than $0.01 per share for the period ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                           FOR THE SIX MONTHS
                                                                                  ENDED               FOR THE PERIOD
                                                                             APRIL 30, 2003               ENDED
                                                                               (UNAUDITED)       OCTOBER 31, 2002(1),(2)
                                                                           ------------------    -----------------------
PER SHARE DATA
  Net asset value, beginning of period                                         $   10.02                 $  10.22
                                                                               ---------                 --------

INVESTMENT OPERATIONS
  Net investment income                                                             0.13                     0.29
  Net gain (loss) on investments, futures transactions
    and foreign currency related items (both realized and unrealized)               0.47                    (0.20)
                                                                               ---------                 --------
      Total from investment operations                                              0.57                     0.09
                                                                               ---------                 --------

LESS DIVIDENDS
  Dividends from net investment income                                             (0.13)                   (0.29)
                                                                               ---------                 --------
NET ASSET VALUE, END OF PERIOD                                                 $   10.46                 $  10.02
                                                                               =========                 ========
      Total return(3)                                                               5.64%                    0.91%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                     $   1,419                 $    222
    Ratio of expenses to average net assets(4)                                      1.60%                    1.60%
    Ratio of net investment income to average net assets(4)                         2.04%                    3.26%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(4)                                       1.18%                    1.04%
  Portfolio turnover rate                                                            299%                     171%

(1) For the period December 24, 2001 (inception date) through October 31, 2002.

(2) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change was less than $0.01 per share for the period ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Investment Grade Bond Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to achieve a high total return. The Fund was incorporated under the laws of the State of Maryland on June 21, 1988.

   The Fund is authorized to offer four classes of shares: Common Class, Class A, Class B, and Class C. Effective December 12, 2001, the Common Class shares closed to new investors. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Common Class shares are not subject to distribution fees. Class A shares are sold subject to a front-end sales charge of up to 4.75% and bear expenses pursuant to a distribution plan at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the Fund's Class C shares.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, investments are generally valued at the most recent bid price. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Directors determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2003, the Fund had the following open forward foreign currency contracts:

                                           FOREIGN CURRENCY
     FORWARD FOREIGN         EXPIRATION           TO BE         CONTRACT      CONTRACT     UNREALIZED
     CURRENCY CONTRACT          DATE       PURCHASED /(SOLD)     AMOUNT         VALUE      GAIN (LOSS)
     -----------------       ----------    -----------------   -----------  -----------    -----------
     Australian Dollar         6/5/03      $         621,000   $   378,456  $   387,581    $    9,125
     Australian Dollar         6/5/03      $        (621,000)     (368,563)    (387,581)      (19,018)
     Canadian Dollar           6/5/03      $       1,131,000       763,442      787,061        23,619
     European Economic Unit    6/5/03      EURO      701,000       762,539      782,793        20,254
     European Economic Unit    6/5/03      EURO     (351,000)     (377,701)    (391,955)      (14,254)
                                                               -----------  -----------    -----------
                                                               $ 1,158,173  $ 1,177,899    $   19,726
                                                               ===========  ===========    ===========

   I) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   J) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2003, the Fund had the following open futures contracts:

                                                                               UNREALIZED
                                     NUMBER OF                 EXPIRATION        CONTRACT     APPRECIATION/
    FUTURES CONTRACT                 CONTRACTS        DATE       AMOUNT           VALUE      (DEPRECIATION)
    ----------------                 ---------      --------   -----------     -----------   --------------
    U.S. Treasury 10 Year Notes          (4)        06/19/03   $  (456,835)    $  (460,500)    $  (3,665)

   K) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments including certain CSAM -- advised funds or the AIM Institutional Funds -- Liquid Assets Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at April 30, 2003 is as follows:

              MARKET VALUE OF                              VALUE OF
             SECURITIES LOANED                        COLLATERAL RECEIVED
             -----------------                        -------------------
               $   9,285,583                              $  9,495,346

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount.

   L) OTHER -- The Fund may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended

April 30, 2003, investment advisory fees earned, voluntarily waived, and expenses reimbursed were as follows:

         GROSS ADVISORY                           NET            EXPENSE
               FEE               WAIVER       ADVISORY FEE    REIMBURSEMENT
         --------------        ----------     ------------    -------------
            $  94,465          $  (94,465)         --         $    (131,027)

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB, serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were $18,893.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                  0.050% of average daily net assets
           Next $5 billion                   0.035% of average daily net assets
           Over $10 billion                  0.020% of average daily net assets

   For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $23,762.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares, and 1.00% of average daily net assets of the Class B and Class C shares. CSAMSI may use this fee to compensate service organizations for distribution services. For the six months ended April 30, 2003, distribution fees earned by CSAMSI were as follows:

           CLASS                                      DISTRIBUTION FEE
           -----                                      ----------------
           Class A                                       $     435
           Class B                                           8,712
           Class C                                           4,562
                                                         ---------
                                                         $  13,709
                                                         =========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2003, the Fund reimbursed CSAM $16,322 which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2003, CSAMSI and its affiliates advised the Fund that it retained $534 from commissions earned on the sale of the Fund's Class A shares.

   For the period ended April 30, 2003, CSFB received $314 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid $7,598 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003, and during the six months ended April 30, 2003, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were $9,411,541, $10,774,452, $100,752,111, and $98,724,559, respectively.

   At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $46,836,013, $1,140,025, $(6,137) and $1,133,888 respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as the Common Class shares, and one billion shares are each classified as the Advisor Class shares, Class A shares, Class B shares and Class C shares. The Advisor Class shares of the fund were liquidated on June 1, 2000. Transactions in capital shares for each class were as follows:

                                                             COMMON CLASS
                                     ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                       APRIL 30, 2003 (UNAUDITED)          OCTOBER 31, 2002
                                     ------------------------------------------------------------
                                         SHARES          VALUE          SHARES          VALUE
                                     -------------   -------------   -------------  -------------
Shares sold                                656,529   $   6,726,969       3,495,919  $  35,697,090
Shares issued in reinvestment
  of dividends                              56,736         583,906         188,689      1,906,711
Shares redeemed                           (947,966)     (9,730,506)     (5,312,905)   (54,018,090)
                                     -------------   -------------   -------------  -------------
Net decrease                              (234,701)  $  (2,419,631)     (1,628,297) $ (16,414,289)
                                     =============   =============   =============  =============

                                                                CLASS A
                                     ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                       APRIL 30, 2003 (UNAUDITED)         OCTOBER 31, 2002(1)
                                     ------------------------------------------------------------
                                         SHARES          VALUE          SHARES          VALUE
                                     -------------   -------------   -------------  -------------
Shares sold                                 20,151   $     206,950          25,126  $     251,491
Shares issued in reinvestment
  of dividends                                 547           5,635             396          3,964
Shares redeemed                             (3,535)        (36,454)             --             --
                                     -------------   -------------   -------------  -------------
Net increase                                17,163   $     176,131          25,522  $     255,455
                                     =============   =============   =============  =============

                                                              CLASS B
                                     ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                       APRIL 30, 2003 (UNAUDITED)         OCTOBER 31, 2002(1)
                                     ------------------------------------------------------------
                                         SHARES          VALUE          SHARES          VALUE
                                     -------------   -------------   -------------  -------------
Shares sold                                145,237   $   1,495,684         118,308  $   1,173,704
Shares issued in reinvestment
  of dividends                               1,513          15,579             867          8,662
Shares redeemed                             (2,771)        (28,474)         (5,087)       (50,270)
                                     -------------   -------------   -------------  -------------
Net increase                               143,979   $   1,482,789         114,088  $   1,132,096
                                     =============   =============   =============  =============

                                                              CLASS C
                                     ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                       APRIL 30, 2003 (UNAUDITED)         OCTOBER 31, 2002(1)
                                     ------------------------------------------------------------
                                         SHARES          VALUE          SHARES          VALUE
                                     -------------   -------------   -------------  -------------
Shares sold                                115,726   $   1,191,446          22,066  $     221,563
Shares issued in reinvestment
   of dividends                                160           1,665              32            324
Shares redeemed                             (2,289)        (23,267)             --             --
                                     -------------   -------------   -------------  -------------
Net increase                               113,597   $   1,169,844          22,098  $     221,887
                                     =============   =============   =============  =============

(1)  For the period December 24, 2001 (inception date) through October 31, 2002.

   On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                   NUMBER OF           APPROXIMATE PERCENTAGE
           CLASS                  SHAREHOLDERS          OF OUTSTANDING SHARES
           -----                  ------------         ----------------------
           Common Class                 4                        56%
           Class A                      8                        84%
           Class B                      3                        22%
           Class C                      5                        88%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. PROPOSED REORGANIZATION

   On May 20, 2003, the Board of Directors of the Fund approved, subject to shareholder approval, a proposed reorganization (the "Reorganization") whereby all of the assets and liabilities of the Fund would be transferred to the Credit Suisse Fixed Income Fund (the "Acquiring Fund") in exchange for shares of beneficial interest of the Acquiring Fund. The Fund would then be liquidated and shares of beneficial interest of the Acquiring Fund would be distributed to the Fund's shareholders.

   If the Reorganization is completed, each shareholder of the Fund will become a shareholder of the Acquiring Fund and will receive on a tax-free basis, shares of beneficial interest of the Acquiring Fund with the same aggregate net asset value as their shares of the Fund. The Reorganization is subject to the completion of certain conditions, including the approval of the Fund's shareholders. Proxy materials describing the proposed Reorganization will be mailed to shareholders of the Fund in anticipation of a special meeting of shareholders to be held at a later date.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Investment Grade Bond Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003 and May 16, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved except for Proposal 4.

1. To Elect the Following Nominees as Directors:

                                      FOR           WITHHELD
                                  ------------    ------------
           Richard H. Francis      2,357,045         56,256
           Jack W. Fritz           2,356,714         56,587
           Joseph D. Gallagher     2,359,617         53,684
           Jeffrey E. Garten       2,359,219         54,082
           Peter F. Krogh          2,359,948         53,353
           James S. Pasman, Jr.    2,356,714         56,587
           Steven N. Rappaport     2,358,888         54,413
           William W. Priest       2,359,617         53,684

           Total Eligible Shares   3,777,746
           Total Shares Voted      2,413,301
           % of Shares Voted           63.88%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                              % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING       SHARES VOTED
                               ----------     -----------------    ------------
        For                     1,742,748            46.13%            72.21%
        Against                    89,494             2.37%             3.71%
        Abstain                    66,989             1.76%             2.75%
        Broker Non-votes          514,670            13.62%            21.33%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                              % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING       SHARES VOTED
                               ----------     -----------------    ------------
        For                     1,750,306            46.33%            72.52%
        Against                    81,936             2.17%             3.40%
        Abstain                    66,389             1.76%             2.75%
        Broker Non-votes          514,670            13.62%            21.33%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                              % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING       SHARES VOTED
                               ----------     -----------------    ------------
        For                     1,752,278            46.38%            72.61%
        Against                    78,364             2.08%             3.24%
        Abstain                    67,989             1.80%             2.82%
        Broker Non-votes          514,670            13.62%            21.33%

2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                              % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING       SHARES VOTED
                               ----------     -----------------    ------------
        For                     1,747,745            46.26%            72.42%
        Against                    82,030             2.17%             3.40%
        Abstain                    68,857             1.82%             2.85%
        Broker Non-votes          514,670            13.62%            21.33%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                              % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING       SHARES VOTED
                               ----------     -----------------    ------------
        For                     1,745,500            46.21%            72.33%
        Against                    88,084             2.33%             3.65%
        Abstain                    65,047             1.72%             2.69%
        Broker Non-votes          514,670            13.62%            21.33%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                              % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING       SHARES VOTED
                               ----------     -----------------    ------------
        For                     1,752,286            46.38%            72.61%
        Against                    79,320             2.10%             3.28%
        Abstain                    67,025             1.77%             2.78%
        Broker Non-votes          514,670            13.62%            21.33%

2-G. To Remove the Fundamental Investment Restriction on Investments in Securities Issued by Other Investment Companies:

                                              % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING       SHARES VOTED
                               ----------     -----------------    ------------
        For                     1,761,176            46.62%            72.98%
        Against                    70,170             1.86%             2.91%
        Abstain                    67,285             1.78%             2.78%
        Broker Non-votes          514,670            13.62%            21.33%

2-J. To Remove the Fundamental Investment Restriction on Acquiring More than 10% of Voting Securities of Any One Issuer:

                                              % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING       SHARES VOTED
                               ----------     -----------------    ------------
        For                     1,749,530            46.31%            72.50%
        Against                    84,054             2.23%             3.48%
        Abstain                    65,047             1.72%             2.69%
        Broker Non-votes          514,670            13.62%            21.33%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                              % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING       SHARES VOTED
                               ----------     -----------------    ------------
        For                     1,745,556            46.21%            72.33%
        Against                    89,890             2.38%             3.73%
        Abstain                    63,093             1.67%             2.61%
        Broker Non-votes          514,670            13.62%            21.33%

4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                              % OF TOTAL SHARES     % OF TOTAL
                                 SHARES          OUTSTANDING       SHARES VOTED
                               ----------     -----------------    ------------
        For                     1,750,945            46.35%            72.55%
        Against                    55,386             1.47%             2.30%
        Abstain                    92,300             2.44%             3.82%
        Broker Non-votes          514,670            13.62%            21.33%

CREDIT SUISSE INVESTMENT GRADE BOND FUND
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   -  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

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

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

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSIGB-3-0403

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(b) The certifications of the Registrant as required by Rule 30a-2 under the Act are exhibits to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               Credit Suisse Investment Grade Bond Fund, Inc.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title:   Chief Executive Officer
               Date:   July 2, 2003

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title:   Chief Executive Officer
               Date:   July 2, 2003

               /s/ Michael A. Pignataro
               Name:  Michael A. Pignataro
               Title:   Chief Financial Officer
               Date:   July 2, 2003